Convertible Notes (Tables)	6 Months Ended
Mar. 31, 2026
Convertible Notes [Abstract]
Schedule of Amortized Cost of the Convertible Notes

The amortized cost of the convertible notes as of March 31, 2026 consisted of the following:

As of March 31,
2026
Convertible notes- Issued in July, 2025	$3,500,000
Less debt issuance cost	(356,000)
Less debt discount	(350,000)
Fair value of Conversion Option as of July 17, 2025	(871,029)
Convertible Notes	1,922,971
Add amortization of issuance cost	377,726
Less convertible notes conversions	(466,245)
Total Convertible Notes	1,834,452
Interest payable of convertible notes	226,398
Total convertible notes and interest payable of convertible notes	$2,060,850

Schedule of Level 3 Items Measured at Fair Value	The change for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Amount
Fair value as of July 17, 2025	$871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$887,231
Change in Fair Value	(501,544)
Less convertible notes conversions	(100,559)
Fair value as of March 31, 2026	$285,128